PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

19.PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment is comprised of the following:

	Land,
	buildings and	Technical	Office and
	leasehold	equipment and	other	Assets under
in € thousand	improvements	machinery	equipment	construction	Total
Costs of acquisition or construction:
1/1/2023	21,303	18,263	14,561	—	54,127
Additions	—	1,679	1,410	513	3,602
Disposals/Retirements	(21,085)	(3,448)	(458)	—	(24,991)
Foreign exchange differences	1	(164)	(126)	—	(289)
12/31/2023	220	16,330	15,386	513	32,449
Accumulated depreciation:
1/1/2023	11,581	15,892	13,293	—	40,766
Depreciation	483	982	583	—	2,048
Disposals/Retirements	(11,995)	(3,447)	(414)	—	(15,856)
Foreign exchange differences	1	(114)	(101)	—	(214)
12/31/2023	71	13,314	13,359	—	26,744
Carrying amount:
1/1/2023	9,722	2,371	1,268	—	13,361
12/31/2023	149	3,016	2,027	513	5,704

	Land,
	buildings and	Technical	Office and
	leasehold	equipment and	other	Assets under
in € thousand	improvements	machinery	equipment	construction	Total
Costs of acquisition or construction:
1/1/2022	21,143	18,692	15,139	345	55,318
Additions	161	940	323	—	1,423
Disposals/Retirements	—	(1,638)	(858)	(12)	(2,507)
Transfers	—	333	—	(333)	—
Foreign exchange differences	—	(64)	(43)	—	(107)
12/31/2022	21,303	18,263	14,561	—	54,127
Accumulated depreciation:
1/1/2022	11,097	16,566	13,756	—	41,419
Depreciation	484	964	417	—	1,865
Disposals/Retirements	—	(1,585)	(842)	—	(2,426)
Foreign exchange differences	—	(53)	(38)	—	(92)
12/31/2022	11,581	15,892	13,293	—	40,766
Carrying amount:
1/1/2022	10,046	2,126	1,383	345	13,899
12/31/2022	9,722	2,371	1,268	—	13,361

Property, plant and equipment includes right-of-use assets amounting to €9,063 thousand as of December 31, 2023 (December 31, 2022: €1,334 thousand). For further information refer to note 20. Leases. Security pledges have been released in 2023 as the respective property has been sold.